PREPAID ITEMS	9 Months Ended
Apr. 30, 2018
Prepaid Expense, Current [Abstract]
PREPAID ITEMS

NOTE 3 – PREPAID ITEMS

Prepaid inventory represents payments made toward the purchase of inventory, consisting of equipment, which has not been delivered at April 30, 2018. The Company plans to test this equipment by mining cryptocurrency prior to selling the equipment.

Prepaid expenses at July 31, 2017 represent prepaid fees. There were no prepaid fees as at April 30, 2018.